ROPES & GRAY LLP 191 NORTH WACKER DRIVE 32nd FLOOR CHICAGO, ILLINOIS 60606-4302 WWW.ROPESGRAY.COM

Matthew A. Brunmeier T +1 312 845 1376 Matthew.Brunmeier@ropesgray.com

April 9, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

Re:      Calamos Global Total Return Fund (File Nos. 333-______, 811-21547)

Ladies and Gentleman:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of Calamos Global Total Return Fund, a Delaware statutory trust.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $124.50 to the designated lockbox at U.S. Bank in St. Louis, Missouri.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (312) 845-1376.

Very truly yours,

/s/ Matthew A. Brunmeier

Matthew A. Brunmeier

cc:	John P. Calamos, Sr.
J. Christopher Jackson
Paulita Pike, Esq.
Jeremy Smith, Esq.
Rita Rubin, Esq.